Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
11.	Fair Value Measurements
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market for the asset or liability. The price in the principal (or most advantageous) market used to measure the fair value of the asset or liability shall not be adjusted for transaction costs. An orderly transaction is a transaction that assumes exposure to the market for a period prior to the measurement date to allow for marketing activities that are usual and customary for transactions involving such assets and liabilities; it is not a forced transaction. Market participants are buyers and sellers in the principal market that are (i) independent, (ii) knowledgeable, (iii) able to transact and (iv) willing to transact.
GAAP requires the use of valuation techniques that are consistent with the market approach, the income approach and/or the cost approach. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities. The income approach uses valuation techniques to convert future amounts, such as cash flows or earnings, to a single present amount on a discounted basis. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset (replacement costs). Valuation techniques should be consistently applied. Inputs to valuation techniques refer to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable, meaning those that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from independent sources, or unobservable, meaning those that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In that regard, the authoritative guidance establishes a fair value hierarchy for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarchy is as follows:

•	Level 1 Inputs – Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

•
Level
 2 Inputs
– Inputs other than quoted prices included in Level 1 that are observable for the asset and liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (for example, interest rates, volatilities, prepayment speeds, loss severities, credit risks and default rates) or inputs that are derived principally from or corroborated by observable market data by correlation or other means. Level 2 investments consist primarily of obligations of U.S. government sponsored enterprises and agencies, obligations of state and municipal subdivisions, corporate bonds and mortgage backed securities.

•
Level
 3 Inputs
– Significant unobservable inputs that reflect an entity’s own assumptions that market participants would use in pricing the assets or liabilities. A description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, is set forth below.

In general, fair value is based upon quoted market prices, where available. If such quoted market prices are not available, fair value is based upon internally developed models that primarily use, as inputs, observable market-based parameters. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. While management believes the Company’s valuation methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.
Financial assets and financial liabilities measured at fair value on a recurring and nonrecurring basis include the following:
Investment Securities
Available-for-sale
. Investment securities classified as
available-for-sale
are reported at fair value utilizing Level 2 inputs. For these securities, the Company obtains fair value measurements from an independent pricing service. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayments speeds, credit information, and the bond’s terms and conditions, among other things.
Loans Held for Sale
. Loans held for sale are reported at aggregate cost which has been deemed to be the equivalent of fair value using Level 3 inputs.
Impaired Loans
. Impaired loans are reported at the estimated fair value of the underlying collateral. Collateral values are estimated using Level 2 inputs based on observable market data or independent appraisals using Level 3 inputs.
Derivative Instruments
. The estimated fair value of interest rate derivative positions are obtained from a pricing service that provides the swaps’ unwind value using Level 2 inputs.
There were no transfers between levels during the three month period ended March 31, 2022 or during the year ended December 31, 2021.
The following table summarizes financial assets and financial liabilities measured at fair value on a recurring basis, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value as of March 31, 2022 and December 31, 2021:

	Fair Value Measurements Using
(Dollars in thousands)	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total Fair Value
At March 31, 2022:
Securities available for sale:
State and municipal securities	$—	$424	$—	$424
Mortgage-backed securities	—	761	—	761
U.S. Treasury bonds	—	101,082	—	101,082
Corporate bonds	—	23,951	—	23,951

Total investment securities available for sale	$—	$126,218	$—	$126,218

Asset derivatives:
Interest rate swaps	$—	$3,872	$—	$3,872
Risk participation agreements	—	1	—	1

Total asset derivatives	$—	$3,873	$—	$3,873

Liability derivatives:
Interest rate swaps	$—	$3,872	$—	$3,872
Risk participation agreements	—	37	—	37

Total liability derivatives	$—	$3,909	$—	$3,909

	Fair Value Measurements Using
(Dollars in thousands)	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Total Fair Value
At December 31, 2021:
Securities available for sale:
State and municipal securities	$—	$1,094	$—	$1,094
Mortgage-backed securities	—	811	—	811
Corporate bonds	—	24,527	—	24,527

Total investment securities available for sale	$—	$26,432	$—	$26,432

Loans held for sale:	$—	$—	$2,844,441	$2,844,441

Asset derivatives:
Interest rate swaps	$—	$389	$—	$389

Total asset derivatives	$—	$389	$—	$389

Liability derivatives:
Interest rate swaps	$—	$389	$—	$389

Total liability derivatives	$—	$389	$—	$389

Certain financial assets and financial liabilities are measured at fair value on a nonrecurring basis, that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment). Financial assets and financial liabilities measured at fair value on a non-recurring
basis include the following at March 31, 2022 and December 31, 2021:
Impaired loans.
At March 31, 2022, impaired loans with carrying values of $16.0 million were reduced by specific valuation allowances totaling $312,000 resulting in a net fair value of $15.7 million based on Level 3 inputs. At December 31, 2021, impaired loans with carrying values of $15.4 million were reduced by specific valuation allowances totaling $307,000 resulting in a net fair value of $15.1 million based on Level 3 inputs.
Non-financial
assets measured at fair value on a
non-recurring
basis during the three months ended March 31, 2022 and year ended December 31, 2021, include certain foreclosed assets which, upon initial recognition, were remeasured and reported at fair value through a charge-off
to the allowance for loan losses and certain foreclosed assets which, subsequent to their initial recognition, were remeasured at fair value through a write-down included in current earnings. The fair value of a foreclosed asset is estimated using Level 2 inputs based on observable market data or Level 3 inputs based on customized discounting criteria.
The following table presents foreclosed assets that were remeasured and recorded at fair value:

(Dollars in thousands)	March 31, 2022	December 31, 2021
Foreclosed assets remeasured subsequent to initial recognition:
Carrying value of foreclosed assets prior to remeasurement	$1,666	$1,676
Write downs included in other non-interest expense	—	—

Fair value of foreclosed assets remeasured subsequent to initial recognition	$1,666	$1,676

For the Company, as for most financial institutions, substantially all of its assets and liabilities are considered financial instruments as defined. Many of the Company’s financial instruments, however, lack an available trading market as characterized by a willing buyer and willing seller engaging in an exchange transaction.
The estimated fair value amounts of financial instruments have been determined by the Company using available market information and appropriate valuation methodologies. However, considerable judgment is required to interpret data to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts. In addition, reasonable comparability between financial institutions may not be likely due to the wide range of permitted valuation techniques and numerous estimates that must be made given the absence of active secondary markets for many of the financial instruments. This lack of uniform valuation methodologies also introduces a greater degree of subjectivity to these estimated fair values.
Financial instruments with stated maturities have been valued using a present value discounted cash flow with a discount rate approximating current market rates for similar assets and liabilities. Financial instrument assets with variable rates and financial instrument liabilities with no stated maturities have an estimated fair value equal to both the amount payable on demand and the carrying value.
The carrying value and the estimated fair value of the Company’s contractual off-balance
sheet unfunded lines of credit, loan commitments and letters of credit, which are generally priced at market at the time of funding, are not material.
The estimated fair values and carrying values of all financial instruments under current authoritative guidance, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value are as follows:

	March 31, 2022		December 31, 2021
(Dollars in thousands)	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Financial assets
Level 2 inputs
Cash and cash equivalents	$371,320	$371,320	$327,025	$327,025
Interest bearing time deposits in other banks	132	132	131	131
Investment securities available for sale	126,218	126,218	26,432	26,432
Non-marketable securities	11,327	11,327	7,527	7,527
Accrued interest receivable	12,648	12,648	10,228	10,228
Bank-owned life insurance	26,671	26,671	26,528	26,528
Derivative instruments assets	3,873	3,873	389	389

	$552,189	$552,189	$398,260	$398,260
Level 3 inputs
Loans, including held for sale, net	$2,424,633	$2,391,904	$2,049,429	$2,023,761
Financial liabilities
Level 2 inputs
Deposits	$2,587,169	$2,587,827	$2,141,199	$2,141,999
Accrued interest payable	387	387	437	437
FHLB advances	50,000	50,000	50,000	50,000
Notes payable	81,507	81,507	1,000	1,000
Derivative instrument liabilities	3,909	3,909	389	389

	$2,722,972	$2,723,630	$2,193,025	$2,193,825

11. Fair Value Measurements
GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market for the asset or liability. The price in the principal (or most advantageous) market used to measure the fair value of the asset or liability shall not be adjusted for transaction costs. An orderly transaction is a transaction that assumes exposure to the market for a period prior to the measurement date to allow for marketing activities that are usual and customary for transactions involving such assets and liabilities; it is not a forced transaction. Market participants are buyers and sellers in the principal market that are (i) independent, (ii) knowledgeable, (iii) able to transact and (iv) willing to transact.
GAAP requires the use of valuation techniques that are consistent with the market approach, the income approach and/or the cost approach. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets and liabilities. The income approach uses valuation techniques to convert future amounts, such as cash flows or earnings, to a single present amount on a discounted basis. The cost approach is based on the amount that currently would be required to replace the service capacity of an asset (replacement costs). Valuation techniques should be consistently applied. Inputs to valuation techniques refer to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable, meaning those that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from independent sources, or unobservable, meaning those that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In that regard, the authoritative guidance establishes a fair value hierarchy for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs.
The fair value hierarchy is as follows:

•	Level 1 Inputs – Unadjusted quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

•
Level
 2 Inputs
– Inputs other than quoted prices included in level 1 that are observable for the asset and liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (for example, interest rates, volatilities, prepayment speeds, loss severities, credit risks and default rates) or inputs that are derived principally from or corroborated by observable market data by correlation or other means.

•
Level
 3 Inputs
– Significant unobservable inputs that reflect an entity’s own assumptions that market participants would use in pricing the assets or liabilities. A description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, is set forth below.

In general, fair value is based upon quoted market prices, where available. If such quoted market prices are not available, fair value is based upon internally developed models that primarily use, as inputs, observable market-based parameters. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. While management believes the Company’s valuation methodologies are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.
Financial assets and financial liabilities measured at fair value on a recurring and nonrecurring basis include the following:
Investment Securities
Available-for-sale
. Investment securities classified as
available-for-sale
are reported at fair value utilizing Level 2 inputs. For these securities, the Company obtains fair value measurements from an independent pricing service. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayments speeds, credit information, and the bond’s terms and conditions, among other things. Level 2 investments consist primarily of obligations of U.S. government sponsored enterprises and agencies, obligations of state and municipal subdivisions, corporate bonds and mortgage backed securities.
Loans Held for Sale
. Loans held for sale are reported at aggregate cost which has been deemed to be the equivalent of fair value using Level 3 inputs.
Impaired Loans
. Impaired loans are reported at the estimated fair value of the underlying collateral. Collateral values are estimated using Level 2 inputs based on observable market data or independent appraisals using Level 3 inputs.
Derivative Instruments
. The estimated fair value of interest rate derivative positions are obtained from a pricing service that provides the swaps’ unwind value using Level 2 inputs.
There were no transfers between levels during the year ended December 31, 2021 or 2020.

The following table summarizes financial assets and financial liabilities measured at fair value on a recurring basis, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value as of December 31, 2021 and 2020:

	Fair Value Measurements Using			Total Fair Value
(Dollars in thousands)	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs
At December 31, 2021:
Securities available for sale:
State and municipal securities	$—	$1,094	$—	$1,094
Mortgage-backed securities	—	811	—	811
Corporate bonds	—	24,527	—	24,527

Total investment securities available for sale	$—	$26,432	$—	$26,432

Asset derivatives:
Interest rate swaps	$—	$389	$—	$389

Liability derivatives:
Interest rate swaps	$—	$389	$—	$389

	Fair Value Measurements Using			Total Fair Value
(Dollars in thousands)	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs
At December 31, 2020:
Securities available for sale:
State and municipal securities	$—	$1,894	$—	$1,894
Mortgage-backed securities	—	1,027	—	1,027
Corporate bonds	—	22,674	—	22,674

Total investment securities available for sale	$—	$25,595	$—	$25,595

Loans held for sale:	$—	$—	$2,844	$2,844

Asset derivatives:
Interest rate swaps	$—	$271	$—	$271
Pay-fixed interest rate swaps	—	216	—	216

	$—	$487	$—	$487

Liability derivatives:
Interest rate swaps	$—	$271	$—	$271
Pay-fixed interest rate swaps	—	8	—	8

	$—	$279	$—	$279

Certain financial assets and financial liabilities are measured at fair value on a nonrecurring basis, that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment). Financial assets and financial liabilities measured at fair value on a non-recurring
basis include the following at December 31, 2021 and 2020:
Impaired loans.
At December 31, 2021, impaired loans with carrying values of $15.4 million were reduced by specific valuation allowances totaling $307,000 resulting in a net fair value of $15.1 million based on Level 3 inputs. At December 31, 2020, impaired loans with carrying values of $7.4 million were reduced by specific valuation allowances totaling $136,000 resulting in a net fair value of $7.3 million, based on Level 3 inputs.
Non-financial
assets measured at fair value on a
non-recurring
basis during the years ended December 31, 2021 and 2020, include certain foreclosed assets which, upon initial recognition, were remeasured and reported at fair value through a charge-off
to the allowance for loan losses and certain foreclosed assets which, subsequent to their initial recognition, were remeasured at fair value through a write-down included in current earnings. The fair value of a foreclosed asset is estimated using Level 2 inputs based on observable market data or Level 3 inputs based on customized discounting criteria.
The following table presents foreclosed assets that were remeasured and recorded at fair value:

	December 31,
(Dollars in thousands)	2021	2020
Foreclosed assets remeasured at initial recognition:
Carrying value of foreclosed assets prior to remeasurement	$—	$3,716
Charge-offs recognized in the allowance for loan losses	—	2,336

Fair value of foreclosed assets remeasured at initial recognition	$—	$1,380

Foreclosed assets remeasured subsequent to initial recognition:
Carrying value of foreclosed assets prior to remeasurement	$1,676	$1,997
Write downs included in other non-interest expense	—	10

Fair value of foreclosed assets remeasured subsequent to initial recognition	$1,676	$1,987

For the Company, as for most financial institutions, substantially all its assets and liabilities are considered financial instruments as defined. Many of the Company’s financial instruments, however, lack an available trading market as characterized by a willing buyer and willing seller engaging in an exchange transaction.
The estimated fair value amounts of financial instruments have been determined by the Company using available market information and appropriate valuation methodologies. However, considerable judgment is required to interpret data to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts. In addition, reasonable comparability between financial institutions may not be likely due to the wide range of permitted valuation techniques and numerous estimates that must be made given the absence of active secondary markets for many of the financial instruments. This lack of uniform valuation methodologies also introduces a greater degree of subjectivity to these estimated fair values.

Financial instruments with stated maturities have been valued using a present value discounted cash flow with a discount rate approximating current market rates for similar assets and liabilities. Financial instrument assets with variable rates and financial instrument liabilities with no stated maturities have an estimated fair value equal to both the amount payable on demand and the carrying value.
The carrying value and the estimated fair value of the Company’s contractual off-balance
sheet unfunded lines of credit, loan commitments and letters of credit, which are generally priced at market at the time of funding, are not material.
The estimated fair values and carrying values of all financial instruments under current authoritative guidance, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value are as follows:

	December 31, 2021		December 31, 2020
(Dollars in thousands)	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Financial assets
Level 2 inputs
Cash and cash equivalents	$327,025	$327,025	$203,560	$203,560
Interest bearing time deposits in other banks	131	131	129	129
Investment securities available for sale	26,432	26,432	25,595	25,595
Non-marketable securities	7,527	7,527	4,407	4,407
Accrued interest receivable	10,228	10,228	13,676	13,676
Bank-owned life insurance	26,528	26,528	25,961	25,961
Derivative instruments assets	389	389	487	487

	$398,260	$398,260	$273,815	$273,815

Level 3 inputs
Loans, including held for sale, net	$2,049,429	$2,023,761	$1,546,458	$1,551,624

Financial liabilities
Level 2 inputs
Deposits	$2,141,199	$2,141,999	$1,633,831	$1,636,967
Accrued interest payable	437	437	1,215	1,215
FHLB advances	50,000	50,000	70,000	70,000
Notes payable	1,000	1,000	33,875	33,875
Derivative instrument liabilities	389	389	280	280

	$2,193,025	$2,193,825	$1,739,201	$1,742,337